Dividends - Schedule of dividends announced and paid (Details) $ / shares in Units, $ in Millions	3 Months Ended																								12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2020 £ / shares	Sep. 30, 2020 USD ($) $ / shares	Sep. 30, 2020 £ / shares	Jun. 30, 2020 USD ($) $ / shares	Jun. 30, 2020 £ / shares	Mar. 31, 2020 USD ($) $ / shares	Mar. 31, 2020 £ / shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2019 £ / shares	Sep. 30, 2019 USD ($) $ / shares	Sep. 30, 2019 £ / shares	Jun. 30, 2019 USD ($) $ / shares	Jun. 30, 2019 £ / shares	Mar. 31, 2019 USD ($) $ / shares	Mar. 31, 2019 £ / shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2018 £ / shares	Sep. 30, 2018 USD ($) $ / shares	Sep. 30, 2018 £ / shares	Jun. 30, 2018 USD ($) $ / shares	Jun. 30, 2018 £ / shares	Mar. 31, 2018 USD ($) $ / shares	Mar. 31, 2018 £ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2020 £ / shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2019 £ / shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2018 £ / shares
Disclosure of classes of share capital [line items]
Quarterly dividend paid per ordinary share (in Pence and USD per share) | (per share)	$ 0.0525	£ 0.039169	$ 0.0525	£ 0.040433	$ 0.1050	£ 0.083421	$ 0.1050	£ 0.081558	$ 0.1025	£ 0.078250	$ 0.1025	£ 0.083475	$ 0.1025	£ 0.080655	$ 0.1025	£ 0.077382	$ 0.1025	£ 0.080251	$ 0.1025	£ 0.079296	$ 0.1000	£ 0.074435	$ 0.1000	£ 0.071691	$ 0.3150	£ 0.244581	$ 0.4100	£ 0.319762	$ 0.4050	£ 0.305673
Dividend paid per ordinary share	$ 1,059		$ 1,059		$ 2,119		$ 2,102		$ 2,075		$ 1,656		$ 1,779		$ 1,435		$ 1,734		$ 1,409		$ 1,727		$ 1,828		$ 6,340		$ 6,946		$ 6,699
Preference shares
Disclosure of classes of share capital [line items]
Dividends paid, other than ordinary shares																									$ 1		$ 1		$ 1
Ordinary Shares
Disclosure of classes of share capital [line items]
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share | $ / shares																									$ 0.0525
Subsequent Event
Disclosure of classes of share capital [line items]
Dividend paid per ordinary share							$ 1,067